Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives

Property and equipment are stated at cost less accumulated depreciation and impairment, if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	Capitalize of lease term or expected useful life
Motor vehicles	5 years
Computers	3 years
Furniture and fittings	3 years
Renovation	5 years
Office equipment	3 years